Stockholder's Equity (Black-Scholes Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Details [Abstract]
Weighted average grant date fair value of stock options	$ 12.11	$ 9.05	$ 7.59
Expected dividend yield	1.49%	1.92%	2.00%
Expected stock price volatility	34.86%	39.09%	41.17%
Risk-free interest rate	0.97%	0.94%	2.33%
Expected term of options (years)	5 years	5 years	5 years 1 month